Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2023
Accounts Receivable, Net [Abstarct]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB (Unaudited)	USD (Unaudited)
Accounts receivable	137,427,191	151,947,650	21,028,488
Less: allowance for doubtful accounts	(117,080,588)	(112,551,344)	(15,576,316)
Accounts receivable, net	20,346,603	39,396,306	5,452,172

Schedule of Changes in Allowance for Doubtful Accounts	The following table summarizes the changes in allowance for doubtful accounts:
	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB (Unaudited)	USD (Unaudited)
Beginning balance	111,639,312	117,080,588	16,203,132
Provision for credit losses, net of recovery	4,743,475	-	-
Deconsolidation of ICinit and Shenzhen Kuxuanyou and subsidiaries	(7,932,721)	-	-
Recovery(write off)	-	-	-
Exchange rate difference	8,630,522	(4,529,244)	(626,816)
Ending balance	117,080,588	112,551,344	15,576,316